Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2020
Prospectus Date	rr_ProspectusDate	Dec. 31, 2019
Principal Funds Inc | Diversified Real Asset Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated March 20, 2020
to the Statutory Prospectus dated December 31, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR DIVERSIFIED REAL ASSET FUND
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective April 1, 2020, delete the Example section, and replace with the following: Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Principal Funds Inc | Diversified Real Asset Fund | Class A
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 494
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	771
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,070
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,916
Principal Funds Inc | Diversified Real Asset Fund | Class C
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,525
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,162
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,525
Principal Funds Inc | Diversified Real Asset Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,167
Principal Funds Inc | Diversified Real Asset Fund | R-3
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,675
Principal Funds Inc | Diversified Real Asset Fund | R-4
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,462
Principal Funds Inc | Diversified Real Asset Fund | R-5
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,324
Principal Funds Inc | Diversified Real Asset Fund | R-6
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,032